10-Q Financial Instruments - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 112,137	$ 30,646
Gross Unrealized Gains	0	11
Gross Unrealized Losses	(61)	(3)
Estimated Fair Value	112,076	30,654
Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	61,470	18,742
Gross Unrealized Gains	0	9
Gross Unrealized Losses	(47)	0
Estimated Fair Value	61,423	18,751
U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	18,658	1,977
Gross Unrealized Gains	0	1
Gross Unrealized Losses	(5)	0
Estimated Fair Value	18,653	1,978
U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	27,588	9,927
Gross Unrealized Gains	0	1
Gross Unrealized Losses	(9)	(3)
Estimated Fair Value	27,579	$ 9,925
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	4,421
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Estimated Fair Value	$ 4,421